Stock-Based Compensation (Option Activity Summary) (Details 4) - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 97	$ 97	$ 94
Options exercised (in dollars per share)	98	97	90
Options canceled/expired (in dollars per share)	100	95	86
Outstanding, ending balance (in dollars per share)	94	97	97
Exercisable at end of period (in dollars per share)	$ 94	$ 97	$ 97
Number of Shares under Option
Outstanding, beginning balance (in shares)	1,750,949	5,622,951	11,389,721
Options exercised (in shares)	(1,214,109)	(3,740,252)	(5,585,127)
Options canceled/expired (in shares)	(57,066)	(131,750)	(181,643)
Outstanding, ending balance (in shares)	479,774	1,750,949	5,622,951
Exercisable at end of period (in shares)	479,774	1,750,949	5,622,951